NOTE 5: TRADE AND OTHER RECEIVABLES: Schedule of Trade and other receivables (Details) - SDA Mill, Audited - USD ($)	Nov. 30, 2017	Dec. 31, 2016
Trade receivables	$ 46,513	$ 248,441
Other receivables	3,672	3,772
Total Trade and Other Receivables	$ 50,185	$ 252,213